Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	$ 1,119	$ 3,181
Designated As Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	3,702	0
Subtotal - Liabilities	4,732	7,847
Not Designated As Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	3,786	154
Subtotal - Liabilities	0	1,040
Total derivatives - Assets	7,488	154
Total derivatives - Liabilites	4,732	8,887
Current portion of financial instruments-Fair Value | Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	1	0
Derivative Liability, Current	3,613	4,666
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	0	1,040
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Bunker Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	1,014	0
Derivative Liability, Current	0	0
Current portion of financial instruments-Fair Value | Not Designated As Hedging Instrument | Bunker Call Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	1,307	28
Derivative Liability, Current	0	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Designated As Hedging Instrument | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	3,701	0
Derivative Liabilities, Noncurrent	1,119	3,181
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Not Designated As Hedging Instrument | Bunker Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	1,465	0
Derivative Liabilities, Noncurrent	0	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion | Not Designated As Hedging Instrument | Bunker Call Option
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	126
Derivative Liabilities, Noncurrent	$ 0	$ 0